As filed with the Securities and Exchange Commission on May 20, 2019

Securities Act File No. 333-224374

Investment Company Act File No. 811-23344

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 4	☒

(Check appropriate box or boxes)

BLACKROCK FUNDS VI

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

United States of America

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds VI

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

With copies to:

Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

Master Investment Portfolio II has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 20, 2019.

BLACKROCK FUNDS VI (REGISTRANT)
ON BEHALF OF BLACKROCK COREALPHA BOND FUND

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer (Principal Executive Officer)	May 20, 2019
John M. Perlowski

	/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	May 20, 2019
Neal J. Andrews

	MICHAEL J. CASTELLANO*	Trustee
Michael J. Castellano

	RICHARD E. CAVANAGH*	Trustee
Richard E. Cavanagh

	CYNTHIA L. EGAN*	Trustee
Cynthia L. Egan

	FRANK J. FABOZZI*	Trustee
Frank J. Fabozzi

	HENRY GABBAY*	Trustee
Henry Gabbay

	R. GLENN HUBBARD	Trustee
R. Glenn Hubbard

	W. CARL KESTER*	Trustee
W. Carl Kester

	CATHERINE A. LYNCH*	Trustee
Catherine A. Lynch

	KAREN P. ROBARDS*	Trustee
Karen P. Robards

	ROBERT FAIRBAIRN*	Trustee
Robert Fairbairn

*By:	/s/ BENJAMIN ARCHIBALD		May 20, 2019
Benjamin Archibald (Attorney-In-Fact)

SIGNATURES

Master Investment Portfolio II has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Funds VI to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 20, 2019.

MASTER INVESTMENT PORTFOLIO II ON BEHALF OF
COREALPHA BOND MASTER PORTFOLIO

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Funds III has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer (Principal Executive Officer)	May 20, 2019
John M. Perlowski

	/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	May 20, 2019
Neal J. Andrews

	MICHAEL J. CASTELLANO*	Trustee
Michael J. Castellano

	RICHARD E. CAVANAGH*	Trustee
Richard E. Cavanagh

	CYNTHIA L. EGAN*	Trustee
Cynthia L. Egan

	FRANK J. FABOZZI*	Trustee
Frank J. Fabozzi

	HENRY GABBAY*	Trustee
Henry Gabbay

	R. GLENN HUBBARD	Trustee
R. Glenn Hubbard

	W. CARL KESTER*	Trustee
W. Carl Kester

	CATHERINE A. LYNCH*	Trustee
Catherine A. Lynch

	KAREN P. ROBARDS*	Trustee
Karen P. Robards

	ROBERT FAIRBAIRN*	Trustee
Robert Fairbairn

*By:	/s/ BENJAMIN ARCHIBALD		May 20, 2019
Benjamin Archibald (Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase